BORROWINGS (Details 3)	12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Nov. 11, 2010 Tarino Limited USD ($)	Dec. 31, 2010 MTS Finance Notes due 2012 USD ($)	Dec. 31, 2009 MTS Finance Notes due 2012 USD ($)	Dec. 31, 2010 MTS International Notes due 2020 USD ($)	Dec. 31, 2010 MTS Finance Notes due 2012 and MTS International Notes due 2020	Dec. 31, 2010 Available credit facilities, Sberbank maturing in 2017 USD ($)	Dec. 31, 2010 Available credit facilities, Calyon, ING Bank N.V. and Nordea Bank AB maturing in 2019/2020 USD ($)	Dec. 31, 2010 Available credit facilities, Credit Agricole (Finnvera) maturing in 2019 USD ($)	Dec. 31, 2010 Available credit facilities, Bank of China BNP Paribas maturing in 2016 USD ($)	Dec. 31, 2010 Notes USD ($)	Dec. 31, 2010 Loans USD ($)
Compliance with covenants
Amount of a judgment that the entity may be subject to before it may be considered to be in default of debt covenants, subject to certain exemptions and qualifications	$ 10,000,000			$ 10,000,000		$ 15,000,000
Minimum number of days in which a judgment requiring payment in excess of stated thresholds may continue unsatisfied before the entity is determined to be in default of debt covenants, subject to certain exemptions and qualifications (in days)	60						60
Percentage of the principal amount at which the notes are redeemable due to a change of control (as a percent)							101.00%
Remaining percentage of interest acquired in Tarino shares in Option Shares (as a percent)			49.00%
Payment for option shares			170,000,000
Damages			5,880,000
Interest and other costs			34,000,000
Available credit facilities
Interest rate (as a percent)				8.00%	8.00%	8.625%		8.95%
Interest rate, description									LIBOR	EURIBOR	EURIBOR
Interest rate added to base rate (as a percent)									1.15%	1.65%	1.95%
Commitment fees (as a percent)								0.50%	0.40%	0.825%	0.60%
Available credit facilities, total	2,959,339,000							1,312,469,000	1,074,371,000	396,999,000	175,500,000
Payments due in the year ended December 31,
2011												492,176,000	256,052,000
2012												891,973,000	190,750,000
2013												328,586,000	717,194,000
2014													437,507,000
2015												531,999,000	800,815,000
Thereafter												1,078,118,000	1,415,687,000
Total notes	3,322,852,000	2,609,633,000		400,000,000	400,000,000	750,000,000
Total bank loans	$ 3,818,005,000	$ 5,736,517,000						$ 1,968,704,000